Statements of Partners' Equity (Holmdel Pharmaceuticals, LP) (USD $)	Total	HolmdelPharmaceuticalsMember	HolmdelPharmaceuticalsMember General Partners	HolmdelPharmaceuticalsMember Limited Partners
Balance at Dec. 11, 2012
Consolidated net income (loss)		(1,352,080)	(135)	(1,351,945)
Capital contributions		15,000,000	1,500	14,998,500
Balance at Dec. 31, 2012		13,647,920	1,365	13,646,555
Consolidated net income (loss)	14,332,000	6,445,740	645	6,445,095
Distributions paid		(6,354,270)	(635)	(6,353,635)
Distributions declared and payable		(2,349,397)	(235)	(2,349,162)
Balance at Dec. 31, 2013		$ 11,389,993	$ 1,140	$ 11,388,853